Contract assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Contract assets
10. Contract assets

	Distribution (Note 10.1)	Transmission (Note 10.2)		Total
		Concession assets	RBSE assets
Balance as of January 1, 2024	2,201,958	4,087,156	1,315,947	7,605,061
Acquisitions	2,465,040	645,525	188,105	3,298,670
Construction revenue	—	95,610	—	95,610
Customers contributions	(268,692)	—	—	(268,692)
Transfers to intangible assets (Note 16)	(2,103,522)	—	—	(2,103,522)
Transfers to accounts receivable – concessions (Note 9)	(578,820)	—	—	(578,820)
Write-offs or disposal	(14,496)	—	—	(14,496)
Realization of fair value adjustments recognized in the business combination	—	722	—	722
Transfers to electricity grid use charges - customers	—	(508,832)	(306,596)	(815,428)
Other transfers	(20)	(8,179)	—	(8,199)
Balance as of December 31, 2024	1,701,448	4,312,002	1,197,456	7,210,906
Acquisitions	3,268,885	845,918	136,968	4,251,771
Construction revenue	–	226,366	–	226,366
Customers contributions	(309,835)	–	–	(309,835)
Transfers to intangible assets (Note 16)	(2,901,548)	–	–	(2,901,548)
Transfers to accounts receivable – concessions (Note 9)	(913,668)	–	–	(913,668)
Write-offs or disposal	(20,453)	–	–	(20,453)
Effect of business combination (a)	–	3,110,665	–	3,110,665
Realization of fair value adjustments recognized in the business combination	–	2,134	–	2,134
Transfers to electricity grid use charges – customers	–	(663,898)	(273,670)	(937,568)
Other transfers	–	(8,695)	–	(8,695)
RBSE adjustment - review of the financial component	–	–	(115,069)	(115,069)
Balance as of December 31, 2025	824,829	7,824,492	945,685	9,595,006
Current				392,594
Noncurrent				9,202,412
a) Balances acquired in the business combination described in Note 1.2.
10.1. Power distribution service concession contract
The balance consists of work in progress mainly related to the construction and expansion of substations, distribution lines and networks, and metering equipment, measured at historical cost, net of special liabilities, and which are transferred to the Accounts receivable related to the concessions and Intangible assets as these works are completed. The capitalized costs of loans, financing, and debentures during the construction phase amounted to R$15,364 in 2025, at an average rate of 0.18% p.a. (R$19,187 at an average rate of 0.25% p.a. in 2024).
10.2. Transmission service concession contract
RBSE adjustment - review of the financial component
In June 2022, Technical Note 85/2022-SGT/Aneel was issued, which dealt with the analysis of the requests for reconsideration on the payment of the financial component and reprofiling of the RBSE. In April 2023, Technical Note 85/2023–SGT/Aneel was issued, presenting a technical analysis of the comments on the calculations presented in Technical Note 085/2022-SGT/Aneel. On June 10, 2025, Aneel, through Resolution No. 3,467/2025, revised the provisions of Resolution No. 2,847/2021 and approved, as of this date, the new Annual Permitted Revenues (“RAP”) values for the financial component, with a negative impact of R$115,069 on Copel GeT net operating revenue.
Tariff Review
In July 2024, Aneel approved the tariff review of part of Copel GeT transmission concession contracts, with a negative impact of R$44,402, mainly due to the assessment of the New Replacement Value (“VNR”) of the assets, partially offset by the increase in the RAP for reinforcements and improvements carried out in the last cycle. Copel submitted an administrative appeal to Aneel requesting a review of the values and in April 2025 Order No. 1,228/2025 was issued, partially granting the Company's claims, generating a positive effect of R$39,109 on Copel GeT net operating revenue in 2025.
In July 2025, as disclosed in Notice to the Market No. 14/25, Aneel approved the establishment of the RAP for the 2025-2026 cycle, effective as of July 1, 2025. According to Technical Note 141/2025, the RAPs of Copel GeT and its equity interests will now be R$1,811,183, an increase of 13.6%, already considering 100% of the interest in MSG and the effects of the reduction in the financial component of RBSE.
Assumptions - contract assets

	12.31.2025			12.31.2024
	Concession assets	RBSE assets		Concession assets	RBSE assets
		Financial	Economic		Financial	Economic
Construction margin	1.65%	N/A	N/A	1.65%	N/A	N/A
Operating and maintenance margin	1.65%	N/A	N/A	1.65%	N/A	N/A
Remuneration rate (a)	9.12% p.a.	8.11% p.a.	11.10% p.a.	9.62% p.a.	8.11% p.a.	11.10% p.a.
Contract correction index	IPCA (b)	IPCA	IPCA	IPCA (b)	IPCA	IPCA
Annual RAP, according to Ratifying Resolution	1,033,357	176,267	122,087	611,620	209,055	115,920
(a) Average rate of contracts
(b) Contract 075/2001 – LT 230 kV Bateias – Jaguariaíva, from Copel GET, and contract 002/2005 – LT 525 kV Ivaiporã – Londrina, from Uirapuru, are adjusted by the IGPM.